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                             Gartmore Mutual Funds



               December 29, 2004



               VIA EDGAR TRANSMISSION
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               Filing Desk
               U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

               RE:  GARTMORE MUTUAL FUNDS - (THE "FUND")
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                    RULE 497(J) FILING
                    SEC FILE NOS. 333-40455, 811-08495


               Ladies and Gentlemen:

               Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter serves as certification that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No.68 filed on October 29, 2004 pursuant to Rule 485(b) under the 1933 Act (the "Post Effective Amendment") to the Registration Statement of the Fund. The text of the Post-Effective Amendment was filed with the Securities and Exchange Commission electronically.

               If you have any questions concerning this filing, please do not hesitate to call me at 617-824-1212, or in my absence, contact Charles Daly at 617-824-1229.

                      Sincerely,
               /s/    Marc L. Parsons
                      Marc L. Parsons